UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
8/31/17 (Unaudited)

COMMON STOCKS (88.5%)(a)
			Shares	Value

Aerospace and defense (2.0%)

Huntington Ingalls Industries, Inc.			684	$146,349

L3 Technologies, Inc.			2,804	508,870

Northrop Grumman Corp.			1,691	460,307

Raytheon Co.			2,596	472,498

Spirit AeroSystems Holdings, Inc. Class A			2,010	149,745

				1,737,769
Airlines (0.8%)

ANA Holdings, Inc. (Japan)			26,000	96,595

Delta Air Lines, Inc.			8,658	408,571

Deutsche Lufthansa AG (Germany)			638	16,003

easyJet PLC (United Kingdom)			1,102	17,043

International Consolidated Airlines Group SA (Spain)			3,694	29,230

Japan Airlines Co., Ltd. (Japan)			500	17,202

Qantas Airways, Ltd. (Australia)			23,790	108,632

				693,276
Automotive (0.9%)

Fiat Chrysler Automobiles NV (Italy)(NON)			8,499	127,988

Ford Motor Co.			2,108	23,251

Lear Corp.			1,038	155,223

Localiza Rent a Car SA (Brazil)			1,636	30,949

Mazda Motor Corp. (Japan)			1,400	20,656

Peugeot SA (France)			6,988	147,535

Renault SA (France)			717	63,462

Suzuki Motor Corp. (Japan)			300	15,114

Valeo SA (France)			1,250	83,599

Visteon Corp.(NON)			843	97,316

				765,093
Banking (6.5%)

Banco Macro SA ADR (Argentina)			656	68,099

Banco Santander SA (Spain)			14,843	96,460

Bank of China, Ltd. (China)			170,000	89,902

Bank Tabungan Negara Persero Tbk PT (Indonesia)			136,700	30,830

BNP Paribas SA (France)			2,141	162,891

China Construction Bank Corp. (China)			141,000	123,689

Citigroup, Inc.			19,556	1,330,395

Credit Agricole SA (France)			5,237	92,331

DNB ASA (Norway)			4,815	94,029

Dubai Islamic Bank PJSC (United Arab Emirates)			30,822	51,106

East West Bancorp, Inc.			1,173	64,949

First Hawaiian, Inc.			2,867	77,667

Grupo Supervielle SA ADR (Argentina)			2,358	48,174

HDFC Bank, Ltd. (India)			2,233	61,944

Industrial & Commercial Bank of China, Ltd. (China)			170,000	127,864

Industrial Bank of Korea (South Korea)			7,379	98,142

Itau Unibanco Holding SA ADR (Preference) (Brazil)			6,926	88,445

Japan Post Bank Co., Ltd. (Japan)			800	10,204

JPMorgan Chase & Co.			17,099	1,554,128

Mitsubishi UFJ Financial Group, Inc. (Japan)			37,342	227,583

Moneta Money Bank AS (Czech Republic)			13,712	48,082

Popular, Inc. (Puerto Rico)			2,061	82,255

Resona Holdings, Inc. (Japan)			32,400	162,095

Sberbank of Russia PJSC ADR (Russia)			7,647	104,382

Societe Generale SA (France)			3,001	168,017

Sumitomo Mitsui Financial Group, Inc. (Japan)			5,407	201,466

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			1,300	45,099

SunTrust Banks, Inc.			3,754	206,845

TCF Financial Corp.			2,746	42,645

				5,559,718
Beverage (1.4%)

Coca-Cola Amatil, Ltd. (Australia)			19,744	126,459

Dr. Pepper Snapple Group, Inc.			959	87,317

Heineken Holding NV (Netherlands)			1,759	173,677

PepsiCo, Inc.			7,129	825,039

Thai Beverage PCL (Thailand)			31,900	21,897

				1,234,389
Biotechnology (2.4%)

Celgene Corp.(NON)			6,552	910,269

Gilead Sciences, Inc.			14,310	1,197,890

				2,108,159
Broadcasting (0.6%)

Discovery Communications, Inc. Class A(NON)(S)			16,309	362,223

Liberty SiriusXM Group Class A(NON)			2,038	91,099

RTL Group SA (Belgium)			614	46,597

Workpoint Entertainment PCL (foreign depositary shares) (Thailand)			1,700	3,763

				503,682
Building materials (0.4%)

Masco Corp.			4,356	160,170

Nien Made Enterprise Co., Ltd. (Taiwan)			2,000	21,593

Owens Corning			1,970	146,036

				327,799
Cable television (0.3%)

Cable One, Inc.			42	31,867

I-CABLE Communications, Ltd. (Hong Kong)(NON)			8,231	306

Megacable Holdings SAB de CV (Units) (Mexico)			9,429	40,681

Sky PLC (United Kingdom)			13,416	165,849

				238,703
Chemicals (1.6%)

Asahi Kasei Corp. (Japan)			7,000	84,028

Asian Paints, Ltd. (India)			1,175	21,475

BASF SE (Germany)			2,579	249,820

Cabot Corp.			639	33,663

Celanese Corp. Ser. A			301	29,203

Covestro AG (Germany)			663	52,100

Evonik Industries AG (Germany)			4,728	153,263

Formosa Plastics Corp. (Taiwan)			13,000	40,520

Grand Pacific Petrochemical (Taiwan)			39,000	33,109

Hanwha Chemical Corp. (South Korea)			1,535	48,343

Hitachi Chemical Co., Ltd. (Japan)			1,600	43,429

Kuraray Co., Ltd. (Japan)			3,100	58,986

LG Chemical, Ltd. (South Korea)			143	48,001

Mitsubishi Chemical Holdings Corp. (Japan)			9,100	84,911

Mitsubishi Gas Chemical Co., Inc. (Japan)			1,700	42,303

Sherwin-Williams Co. (The)			954	323,664

Shin-Etsu Chemical Co., Ltd. (Japan)			500	44,310

				1,391,128
Commercial and consumer services (1.8%)

Adecco Group AG (Switzerland)			2,245	162,707

Aramark			3,271	133,097

Booz Allen Hamilton Holding Corp.			2,359	80,465

Dai Nippon Printing Co., Ltd. (Japan)			5,000	59,161

Euronet Worldwide, Inc.(NON)			323	31,741

Fu Shou Yuan International Group, Ltd. (China)			74,000	49,601

Industrivarden AB Class A (Sweden)			6,438	160,915

ISS A/S (Denmark)			1,229	47,823

Itausa - Investimentos Itau SA (Preference) (Brazil)			10,756	34,853

LSC Communications, Inc.			982	15,820

Modetour Network, Inc. (South Korea)			1,432	34,623

Qualicorp SA (Brazil)			5,093	56,385

Randstad Holding NV (Netherlands)			724	42,323

ServiceMaster Global Holdings, Inc.(NON)			1,210	57,015

Sporton International, Inc. (Taiwan)			8,000	42,273

Square, Inc. Class A(NON)(S)			13,830	361,101

TransUnion(NON)			2,400	114,864

Vantiv, Inc. Class A(NON)			903	63,833

				1,548,600
Computers (4.4%)

Amadeus IT Holding SA Class A (Spain)			3,454	214,102

Apple, Inc.			14,988	2,458,032

Citrix Systems, Inc.(NON)			2,961	231,580

Fortinet, Inc.(NON)			4,360	166,552

Fujitsu, Ltd. (Japan)			1,000	7,468

HP, Inc.			23,434	447,121

NCR Corp.(NON)			1,979	72,293

Otsuka Corp. (Japan)			700	46,416

Synopsys, Inc.(NON)			1,654	133,015

Xerox Corp.			1,099	35,465

				3,812,044
Conglomerates (0.6%)

Bouygues SA (France)			3,728	169,066

Danaher Corp.			2,774	231,407

Marubeni Corp. (Japan)			25,100	163,655

				564,128
Construction (0.6%)

China State Construction International Holdings, Ltd. (China)			28,000	40,577

CIMIC Group, Ltd. (Australia)			4,208	140,911

Dilip Buildcon, Ltd. (India)(NON)			3,695	34,880

HOCHTIEF AG (Germany)			912	160,737

Kajima Corp. (Japan)			4,000	36,766

Taisei Corp. (Japan)			8,000	80,387

Waskita Beton Precast Tbk PT (Indonesia)			1,020,600	33,400

				527,658
Consumer (1.0%)

Basso Industry Corp. (Taiwan)			20,000	59,635

Clorox Co. (The)			1,943	269,164

Kimberly-Clark Corp.			3,652	450,255

PC Jeweller, Ltd. (India)			4,648	25,826

Scotts Miracle-Gro Co. (The) Class A			1,053	100,656

				905,536
Consumer finance (0.3%)

Capitec Bank Holdings, Ltd. (South Africa)			564	39,042

Dewan Housing Finance Corp., Ltd. (India)(NON)			6,280	49,687

Discover Financial Services			3,532	208,211

				296,940
Consumer goods (0.9%)

Beauty Community PCL (Foreign depositary shares) (Thailand)			68,900	28,635

Beiersdorf AG (Germany)			174	18,576

Energizer Holdings, Inc.			1,151	50,817

Kao Corp. (Japan)			3,200	199,960

Procter & Gamble Co. (The)			1,644	151,692

Spectrum Brands Holdings, Inc.			504	55,420

Ulta Beauty, Inc.(NON)			827	182,775

Unilever NV ADR (Netherlands)			849	50,545

				738,420
Consumer services (0.1%)

Delivery Hero Holding GmbH (Germany)(NON)			968	34,686

Liberty Interactive Corp.(NON)			606	37,305

				71,991
Containers (0.4%)

Crown Holdings, Inc.(NON)			5,615	331,453

				331,453
Distribution (0.9%)

ITOCHU Corp. (Japan)			11,700	191,510

Pool Corp.			231	23,028

Sysco Corp.			6,171	325,027

Toyota Tsusho Corp. (Japan)			3,300	101,868

Watsco, Inc.			822	121,130

				762,563
Electric utilities (2.5%)

American Electric Power Co., Inc.			4,015	295,624

CenterPoint Energy, Inc.			4,615	136,696

Edison International			334	26,780

Endesa SA (Spain)			3,274	78,984

Enel SpA (Italy)			40,174	243,191

ENGIE SA (France)			971	16,206

Entergy Corp.			6,080	481,354

Exelon Corp.			6,157	233,166

FirstEnergy Corp.			7,594	247,413

Iberdrola SA (Spain)			3,366	27,492

Innogy SE (Germany)			797	35,129

Inter RAO UES PJSC (Russia)			367,992	24,902

KEC International, Ltd. (India)			8,767	42,972

Pampa Energia SA ADR (Argentina)(NON)			411	25,075

Power Grid Corp. of India, Ltd. (India)			16,562	56,858

PPL Corp.			1,740	68,278

RusHydro PJSC ADR (Russia)			20,488	28,991

Tohoku Electric Power Co., Inc. (Japan)			3,100	42,460

				2,111,571
Electrical equipment (0.1%)

KEI Industries, Ltd. (India)			14,424	57,780

WESCO International, Inc.(NON)			605	30,522

				88,302
Electronics (1.9%)

Agilent Technologies, Inc.			3,742	242,182

Casetek Holdings, Ltd. (Taiwan)			11,000	36,471

Elite Material Co., Ltd. (Taiwan)			10,000	50,572

FLIR Systems, Inc.			1,604	60,952

Hollysys Automation Technologies, Ltd. (China)			1,508	30,673

Hoya Corp. (Japan)			1,200	69,128

Samsung Electronics Co., Ltd. (South Korea)			191	394,407

Samsung Electronics Co., Ltd. (Preference) (South Korea)			25	41,973

SK Hynix, Inc. (South Korea)			1,089	67,004

Texas Instruments, Inc.			8,275	685,336

				1,678,698
Energy (oil field) (0.2%)

Baker Hughes a GE Co.			5,189	175,907

Superior Energy Services, Inc.(NON)			1,617	13,324

				189,231
Energy (other) (0.1%)

Vestas Wind Systems A/S (Denmark)			772	70,313

				70,313
Engineering and construction (0.6%)

ACS Actividades de Construccion y Servicios SA (Spain)			3,775	142,728

China Communications Construction Co., Ltd. (China)			24,000	32,108

CTCI Corp. (Taiwan)			26,000	42,090

Jacobs Engineering Group, Inc.			1,973	107,509

Quanta Services, Inc.(NON)			4,271	153,457

				477,892
Entertainment (—%)

Dolby Laboratories, Inc. Class A			634	31,992

				31,992
Financial (1.3%)

3i Group PLC (United Kingdom)			19,943	250,018

Ally Financial, Inc.			6,407	144,798

CoreLogic, Inc.(NON)			683	32,081

CTBC Financial Holding Co., Ltd. (Taiwan)			100,000	64,809

DGB Financial Group, Inc. (South Korea)			4,170	40,772

Edelweiss Financial Services, Ltd. (India)			10,772	41,734

Hana Financial Group, Inc. (South Korea)			1,212	52,644

HSBC Holdings PLC (United Kingdom)			4,317	41,895

KRUK SA (Poland)			526	50,273

Mizuho Financial Group, Inc. (Japan)			113,416	195,522

ORIX Corp. (Japan)			10,900	175,044

UNIFIN Financiera, SAB de CV SOFOM, E.N.R. (Mexico)			15,134	52,057

				1,141,647
Food (2.7%)

Associated British Foods PLC (United Kingdom)			1,504	64,607

BIM Birlesik Magazalar AS (Turkey)			1,612	35,707

Bunge, Ltd.			2,243	167,395

Campbell Soup Co.			3,481	160,822

ConAgra Foods, Inc.			5,201	168,824

Dino Polska SA 144A (Poland)(NON)			2,875	47,534

Distribuidora Internacional de Alimentacion SA (Spain)			4,159	26,320

Hershey Co. (The)			2,202	231,034

Ingredion, Inc.			1,057	130,878

Lamb Weston Holdings, Inc.			1,991	90,551

Nestle SA (Switzerland)			1,548	131,321

NH Foods, Ltd. (Japan)			1,000	29,440

Pinnacle Foods, Inc.			1,761	104,445

Tate & Lyle PLC (United Kingdom)			17,837	157,650

Tyson Foods, Inc. Class A			6,347	401,765

WH Group, Ltd. (Hong Kong)			144,500	151,092

WM Morrison Supermarkets PLC (United Kingdom)			51,046	162,379

X5 Retail Group NV GDR (Russia)(NON)			1,382	56,386

				2,318,150
Forest products and packaging (0.3%)

Packaging Corp. of America			1,712	192,446

UPM-Kymmene OYJ (Finland)			3,060	79,631

				272,077
Gaming and lottery (0.3%)

Aristocrat Leisure, Ltd. (Australia)			4,692	79,364

Bloomberry Resorts Corp. (Philippines)(NON)			192,300	42,158

International Game Technology PLC			990	20,166

TABCORP Holdings, Ltd. (Australia)			26,089	85,507

				227,195
Health-care services (2.7%)

Alfresa Holdings Corp. (Japan)			700	13,275

AmerisourceBergen Corp.			3,718	298,370

Charles River Laboratories International, Inc.(NON)			793	86,278

McKesson Corp.			3,200	477,792

Medipal Holdings Corp. (Japan)			2,800	49,462

Premier, Inc. Class A(NON)			1,020	34,170

UnitedHealth Group, Inc.			6,256	1,244,318

WellCare Health Plans, Inc.(NON)			929	162,278

				2,365,943
Homebuilding (0.4%)

Berkeley Group Holdings PLC (The) (United Kingdom)			170	8,224

NVR, Inc.(NON)			42	114,276

Taylor Wimpey PLC (United Kingdom)			69,668	180,626

				303,126
Household furniture and appliances (0.2%)

Coway Co., Ltd. (South Korea)			459	40,259

Electrolux AB Ser. B (Sweden)			4,576	166,379

				206,638
Industrial (0.1%)

HD Supply Holdings, Inc.(NON)			2,751	91,608

				91,608
Insurance (4.0%)

Aflac, Inc.			3,772	311,379

AIA Group, Ltd. (Hong Kong)			7,600	58,363

Allianz SE (Germany)			1,288	275,611

Allstate Corp. (The)			3,593	325,167

American Financial Group, Inc.			394	40,113

Aspen Insurance Holdings, Ltd.			473	21,380

Assured Guaranty, Ltd.			1,686	71,722

AXA SA (France)			6,843	198,565

China Life Insurance Co., Ltd. (Taiwan)(NON)			33,000	36,532

Discovery, Ltd. (South Africa)			4,425	51,227

Dongbu Insurance Co., Ltd. (South Korea)			438	29,281

Hartford Financial Services Group, Inc. (The)			4,575	247,370

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			894	36,608

ING Life Insurance Korea, Ltd. (South Korea)(NON)			1,169	45,750

IRB Brasil Resseguros S/A (Brazil)(NON)			5,999	57,172

Lincoln National Corp.			2,269	153,974

Mapfre SA (Spain)			12,200	43,178

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			839	173,190

NN Group NV (Netherlands)			3,910	155,163

Ping An Insurance Group Co. of China, Ltd. (China)			14,000	111,280

Prudential Financial, Inc.			3,630	370,550

Reinsurance Group of America, Inc.			532	71,527

Swiss Re AG (Switzerland)			2,000	181,136

Travelers Cos., Inc. (The)			943	114,273

Unum Group			2,415	116,355

Validus Holdings, Ltd.			923	46,288

Voya Financial, Inc.			2,169	82,921

				3,426,075
Investment banking/Brokerage (2.1%)

Ameriprise Financial, Inc.			2,110	292,256

Daiwa Securities Group, Inc. (Japan)			4,000	21,943

E*Trade Financial Corp.(NON)			7,928	325,127

Goldman Sachs Group, Inc. (The)			4,041	904,133

Morgan Stanley			3,347	152,289

Nomura Holdings, Inc. (Japan)			19,400	108,411

Raymond James Financial, Inc.			469	36,732

				1,840,891
Lodging/Tourism (0.3%)

Carnival PLC (United Kingdom)			2,576	179,043

Hyatt Hotels Corp. Class A(NON)			610	36,301

TUI AG (Germany)			1,314	22,225

				237,569
Machinery (0.8%)

BWX Technologies, Inc.			1,464	80,110

Cummins, Inc.			2,371	377,890

Hitachi, Ltd. (Japan)			17,000	117,287

Sandvik AB (Sweden)			5,811	96,024

				671,311
Manufacturing (0.6%)

Carlisle Cos., Inc.			872	82,570

Crane Co.			370	27,465

Jain Irrigation Systems, Ltd. (India)(NON)			19,339	29,835

Oshkosh Corp.			1,516	113,094

Parker Hannifin Corp.			1,597	256,941

				509,905
Media (1.1%)

Interpublic Group of Cos., Inc. (The)			1,093	22,013

Lagardere SCA (France)			699	22,459

Naspers, Ltd. Class N (South Africa)			853	192,843

Walt Disney Co. (The)			6,615	669,438

				906,753
Medical technology (0.7%)

Baxter International, Inc.			4,523	280,607

Bruker Corp.			1,097	31,912

C.R. Bard, Inc.			824	264,347

Hologic, Inc.(NON)			1,041	40,183

				617,049
Metals (1.0%)

Anglo American PLC (United Kingdom)(NON)			2,970	53,863

Fortescue Metals Group, Ltd. (Australia)			11,584	55,441

Hindalco Industries, Ltd. (India)			12,382	46,179

Korea Zinc Co., Ltd. (South Korea)			93	42,555

Mitsubishi Materials Corp. (Japan)			500	17,970

Newmont Mining Corp.			3,815	146,267

Reliance Steel & Aluminum Co.			884	64,019

Rio Tinto PLC (United Kingdom)			1,330	64,433

Steel Dynamics, Inc.			6,051	208,457

Timken Co. (The)			1,561	70,011

United Co RUSAL PLC (Russia)			62,000	42,954

voestalpine AG (Austria)			790	40,994

				853,143
Natural gas utilities (0.8%)

Centrica PLC (United Kingdom)			59,662	154,221

ENI SpA (Italy)			1,005	15,757

Gas Natural SDG SA (Spain)			441	10,720

NiSource, Inc.			5,764	154,879

UGI Corp.			5,950	293,990

Vectren Corp.			657	43,106

				672,673
Office equipment and supplies (0.2%)

Avery Dennison Corp.			1,436	135,357

				135,357
Oil and gas (3.9%)

Caltex Australia, Ltd. (Australia)			1,388	36,901

Cimarex Energy Co.			2,435	242,745

Exxon Mobil Corp.			8,463	645,981

Lukoil PJSC ADR (Russia)			1,241	62,360

Nabors Industries, Ltd.			2,560	16,768

ONEOK, Inc.			6,378	345,432

Parsley Energy, Inc. Class A(NON)			13,847	346,867

Petroleo Brasileiro SA - Petrobras ADR (Brazil)(NON)			2,425	21,777

Petroleo Brasileiro SA - Petrobras ADR (Preference) (Brazil)(NON)			1,620	14,045

Petronet LNG, Ltd. (India)			11,555	41,102

PTT PCL (Foreign depositary shares) (Thailand)			3,500	42,057

QEP Resources, Inc.(NON)			1,902	14,360

Repsol SA (Spain)			10,973	188,496

Rowan Cos. PLC Class A(NON)			2,065	20,134

Royal Dutch Shell PLC Class B (United Kingdom)			3,282	91,691

Total SA (France)			5,605	289,886

Valero Energy Corp.			7,393	503,463

Williams Cos., Inc. (The)			13,425	399,125

				3,323,190
Pharmaceuticals (5.1%)

AstraZeneca PLC (United Kingdom)			392	23,018

Bayer AG (Germany)			1,864	238,543

China Traditional Chinese Medicine Holdings Co., Ltd. (China)			80,000	48,465

Eli Lilly & Co.			5,797	471,238

GlaxoSmithKline PLC (United Kingdom)			12,502	247,911

Johnson & Johnson			11,576	1,532,315

Merck & Co., Inc.			8,970	572,824

Mitsubishi Tanabe Pharma Corp. (Japan)			3,700	91,138

Novartis AG (Switzerland)			3,217	271,396

Richter Gedeon Nyrt (Hungary)			2,313	60,190

Roche Holding AG (Switzerland)			1,307	331,878

Sanofi (France)			2,937	285,512

Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (China)			6,500	24,436

Shionogi & Co., Ltd. (Japan)			2,600	137,248

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			123	12,895

				4,349,007
Publishing (0.2%)

GEDI Gruppo Editoriale SpA (Italy)(NON)			302	258

John Wiley & Sons, Inc. Class A			507	27,353

News Corp. Class A			3,743	50,044

RR Donnelley & Sons Co.			1,506	13,900

Toppan Printing Co., Ltd. (Japan)			7,000	70,203

				161,758
Railroads (1.3%)

Central Japan Railway Co. (Japan)			900	152,867

Norfolk Southern Corp.			2,587	311,785

Union Pacific Corp.			6,170	649,701

				1,114,353
Real estate (3.4%)

AGNC Investment Corp.(R)			5,231	112,676

Annaly Capital Management, Inc.(R)			10,750	134,375

Apartment Investment & Management Co. Class A(R)			1,641	74,387

Apple Hospitality REIT, Inc.(R)			2,445	44,450

Barratt Developments PLC (United Kingdom)			12,813	103,470

Brandywine Realty Trust(R)			2,254	38,724

Brixmor Property Group, Inc.(R)			4,029	75,423

Camden Property Trust(R)			1,163	104,065

Cheung Kong Property Holdings, Ltd. (Hong Kong)			20,000	176,080

Chimera Investment Corp.(R)			2,492	47,522

Colony NorthStar, Inc. Class A(R)			6,213	81,452

Duke Realty Corp.(R)			3,493	103,812

Equity Commonwealth(NON)(R)			1,030	31,868

Equity Lifestyle Properties, Inc.(R)			537	47,874

Equity Residential Trust(R)			3,208	215,417

Forest City Realty Trust, Inc. Class A(R)			2,992	71,688

Gaming and Leisure Properties, Inc.(R)			1,000	39,190

HCP, Inc.(R)			5,488	163,597

Highwoods Properties, Inc.(R)			1,334	69,675

Kerry Properties, Ltd. (Hong Kong)			15,000	59,579

Liberty Property Trust(R)			1,350	57,510

MFA Financial, Inc.(R)			3,309	29,053

Mid-America Apartment Communities, Inc.(R)			264	28,105

MRV Engenharia e Participacoes SA (Brazil)			12,981	55,630

New World Development Co., Ltd. (Hong Kong)			65,000	89,144

Nomura Real Estate Holdings, Inc. (Japan)			1,600	33,182

Outfront Media, Inc.(R)			1,410	31,020

Park Hotels & Resorts, Inc.(R)			3,187	85,061

Persimmon PLC (United Kingdom)			5,130	176,388

Quality Care Properties, Inc.(NON)(R)			1,672	22,940

Senior Housing Properties Trust(R)			1,317	25,971

Spirit Realty Capital, Inc.(R)			9,845	85,652

Starwood Property Trust, Inc.(R)			3,046	67,652

Sun Hung Kai Properties, Ltd. (Hong Kong)			4,000	66,792

Two Harbors Investment Corp. ((R))			4,010	41,022

VEREIT, Inc.(R)			12,041	101,626

Wharf Holdings, Ltd. (The) (Hong Kong)			4,000	38,208

Wheelock and Co., Ltd. (Hong Kong)			14,000	104,761

WP Carey, Inc.(R)			429	29,537

				2,964,578
Restaurants (1.5%)

Darden Restaurants, Inc.			2,264	185,852

McDonald's Corp.			5,830	932,625

Yum! Brands, Inc.			2,375	182,448

				1,300,925
Retail (4.8%)

Atacadao Distribuicao Comercio e Industria, Ltda. (Brazil)(NON)			6,127	30,753

CCC SA (Poland)			375	27,563

El Puerto de Liverpool SAB de CV (Mexico)			5,663	50,421

Harvey Norman Holdings, Ltd. (Australia)(S)			20,657	67,226

Home Depot, Inc. (The)			2,021	302,887

J Sainsbury PLC (United Kingdom)			50,084	152,583

KAR Auction Services, Inc.			1,537	69,303

Kingfisher PLC (United Kingdom)			32,279	124,761

Lowe's Cos., Inc.			10,295	760,698

Marks & Spencer Group PLC (United Kingdom)			33,823	139,782

Michaels Cos., Inc. (The)(NON)			2,877	64,589

MSC Industrial Direct Co., Inc. Class A			725	49,938

Poya International Co., Ltd. (Taiwan)			4,030	52,429

PVH Corp.			2,150	270,664

Robinsons Retail Holdings, Inc. (Philippines)			25,150	44,603

Ross Stores, Inc.			4,488	262,324

TJX Cos., Inc. (The)			8,341	603,054

Toro Co. (The)			884	54,525

Wal-Mart Stores, Inc.			5,661	441,954

Walgreens Boots Alliance, Inc.			5,971	486,637

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			7,500	32,507

				4,089,201
Schools (0.1%)

Ser Educacional SA 144A (Brazil)			5,900	54,711

				54,711
Semiconductor (1.5%)

Applied Materials, Inc.			17,417	785,855

Maxim Integrated Products, Inc.			3,989	186,127

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			22,000	158,374

Teradyne, Inc.			3,528	125,632

				1,255,988
Shipping (—%)

Yangzijiang Shipbuilding Holdings, Ltd. (China)			26,500	29,278

				29,278
Software (4.3%)

Adobe Systems, Inc.(NON)			980	152,057

Amdocs, Ltd.			2,945	190,807

Chinasoft International, Ltd. (China)			64,000	34,192

F5 Networks, Inc.(NON)			1,202	143,495

Intuit, Inc.			2,602	368,053

Microsoft Corp.			30,036	2,245,792

Tencent Holdings, Ltd. (China)			8,400	356,928

VMware, Inc. Class A(NON)(S)			1,904	205,822

				3,697,146
Staffing (0.1%)

ManpowerGroup, Inc.			1,091	121,657

				121,657
Technology services (4.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			2,032	348,976

Alphabet, Inc. Class A(NON)			2,286	2,183,672

AtoS SE (France)			1,315	202,881

Dell Technologies, Inc. Class V(NON)			2,019	151,284

DST Systems, Inc.			628	32,235

Dun & Bradstreet Corp. (The)			1,000	111,440

DXC Technology Co.			3,432	291,720

eBay, Inc.(NON)			6,772	244,672

Facebook, Inc. Class A(NON)			2,929	503,700

Mixi, Inc. (Japan)			300	16,060

NCSOFT Corp. (South Korea)			138	47,200

				4,133,840
Telecommunications (0.7%)

Eutelsat Communications SA (France)			571	16,596

Juniper Networks, Inc.			9,639	267,289

PCCW, Ltd. (Hong Kong)			7,000	3,905

PLAY Communications SA (Poland)(NON)			3,286	33,161

Safaricom, Ltd. (Kenya)			141,024	34,965

Sterlite Technologies, Ltd. (India)(NON)			9,556	33,036

Telstra Corp., Ltd. (Australia)			51,321	149,850

Turkcell Iletisim Hizmetleri AS (Turkey)			10,025	38,346

				577,148
Telephone (1.7%)

KDDI Corp. (Japan)			2,300	62,149

Nippon Telegraph & Telephone Corp. (Japan)			4,000	199,250

Verizon Communications, Inc.			25,003	1,199,394

				1,460,793
Textiles (0.6%)

Carter's, Inc.			543	47,084

Ralph Lauren Corp.(S)			5,028	441,911

				488,995
Tire and rubber (—%)

Hankook Tire Co., Ltd. (South Korea)			565	29,552

				29,552
Tobacco (0.2%)

Altria Group, Inc.			2,328	147,595

Swedish Match AB (Sweden)			1,463	52,162

				199,757
Toys (0.3%)

Hasbro, Inc.			2,135	209,764

Namco Bandai Holdings, Inc. (Japan)			1,000	33,572

				243,336
Transportation services (0.4%)

Deutsche Post AG (Germany)			5,170	214,458

Landstar System, Inc.			552	51,529

Royal Mail PLC (United Kingdom)			16,799	85,631

				351,618
Trucks and parts (0.4%)

Allison Transmission Holdings, Inc.			7,096	246,444

JTEKT Corp (Japan)			2,400	32,213

Minth Group, Ltd. (China)			8,000	37,016

				315,673
Waste Management (0.2%)

Waste Management, Inc.			2,623	202,260

				202,260
Water Utilities (0.1%)

China Water Affairs Group, Ltd. (China)			102,000	59,023

				59,023

Total common stocks (cost $64,897,205)				$76,087,945

INVESTMENT COMPANIES (1.4%)(a)
			Shares	Value

SPDR S&P 500 ETF Trust			4,260	$1,054,307

SPDR S&P MidCap 400 ETF Trust			450	142,011

Total investment companies (cost $1,142,221)				$1,196,318

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	3/22/18	$0.00	1,282	$40,207

Jiangsu NHWA Pharmaceutical Co., Ltd. 144A (China)	7/27/18	0.00	10,100	21,189

Qingdao Haier Co., Ltd. 144A (China)	9/24/18	0.00	14,200	30,206

Shanghai International Airport Co., Ltd. 144A (China)	5/7/18	0.00	5,900	34,880

Wuliangye Yibin Co., Ltd. 144A (China)	4/12/18	0.00	2,799	23,544

Total warrants (cost $138,758)				$150,026

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value

Bank of America N.A.

USD/CNH (Put)	Oct-17/CNH 6.65	$ 845,600	$ 845,600	$8,224

USD/JPY (Put)	Nov-17/JPY 107.00	498,100	498,100	3,428

Goldman Sachs International

USD/CNH (Put)	Oct-17/CNH 6.65	845,700	845,700	8,225

UBS AG

IShares MSCI Emerging Markets ETF (Put)	Nov-17/42.00	350,346	7,815	3,999

IShares MSCI Emerging Markets ETF (Put)	Oct-17/41.00	350,302	7,814	1,564

Total purchased options outstanding (cost $29,203)				$25,440

SHORT-TERM INVESTMENTS (11.3%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills 1.059%, 1/18/18(SEG)		$295,000	$293,851

U.S. Treasury Bills 1.043%, 12/7/17(SEG)		7,000	6,982

Putnam Short Term Investment Fund 1.15%(AFF)	Shares	7,803,623	7,803,623

Putnam Cash Collateral Pool, LLC 1.28%(AFF)	Shares	1,611,740	1,611,740

Total short-term investments (cost $9,716,159)			$9,716,196

TOTAL INVESTMENTS

Total investments (cost $75,923,546)(b)			$87,175,925

FORWARD CURRENCY CONTRACTS at 8/31/17 (aggregate face value $13,202,785) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$101,461	$95,908	$5,553
	British Pound	Buy	9/20/17	248,272	249,071	(799)
	Canadian Dollar	Sell	10/18/17	108,882	104,765	(4,117)
	Euro	Buy	9/20/17	224,219	204,710	19,509
	New Zealand Dollar	Buy	10/18/17	159,555	161,147	(1,592)
	Norwegian Krone	Buy	9/20/17	141,955	149,284	(7,329)
	Russian Ruble	Buy	9/20/17	86,633	83,441	3,192
	Russian Ruble	Buy	12/20/17	85,235	83,012	2,223
	Swedish Krona	Buy	9/20/17	178,774	168,028	10,746
	Swedish Krona	Sell	9/20/17	178,774	175,741	(3,033)
Barclays Bank PLC
	Australian Dollar	Buy	10/18/17	27,491	26,470	1,021
	Euro	Buy	9/20/17	46,464	39,510	6,954
	Hong Kong Dollar	Sell	11/15/17	12,292	12,323	31
	New Zealand Dollar	Buy	10/18/17	5,524	5,602	(78)
	Swedish Krona	Buy	9/20/17	41,176	37,764	3,412
	Swedish Krona	Sell	9/20/17	41,176	41,112	(64)
	Swiss Franc	Buy	9/20/17	312,626	311,226	1,400
	Swiss Franc	Sell	9/20/17	312,627	313,352	725
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	3,337	3,212	125
	Brazilian Real	Buy	10/3/17	601	70	531
	British Pound	Sell	9/20/17	195,616	196,243	627
	Canadian Dollar	Sell	10/18/17	2,644	2,786	142
	Danish Krone	Buy	9/20/17	90,113	85,333	4,780
	Euro	Buy	9/20/17	112,228	108,662	3,566
	New Zealand Dollar	Sell	10/18/17	120,527	122,229	1,702
	Norwegian Krone	Buy	9/20/17	84,110	77,075	7,035
	Russian Ruble	Buy	9/20/17	86,633	83,557	3,076
	Russian Ruble	Buy	12/20/17	84,115	83,480	635
	Swedish Krona	Sell	9/20/17	94,179	97,632	3,453
Credit Suisse International
	Australian Dollar	Sell	10/18/17	65,787	63,318	(2,469)
	Canadian Dollar	Buy	10/18/17	45,508	43,849	1,659
	Euro	Buy	9/20/17	12,629	8,587	4,042
	Japanese Yen	Buy	11/15/17	173,661	173,086	575
	New Zealand Dollar	Sell	10/18/17	27,477	27,863	386
	Norwegian Krone	Buy	9/20/17	3,391	2,848	543
	Swedish Krona	Buy	9/20/17	308,524	296,366	12,158
	Swedish Krona	Sell	9/20/17	308,525	293,724	(14,801)
	Swiss Franc	Buy	9/20/17	140,813	139,923	890
Goldman Sachs International
	Australian Dollar	Sell	10/18/17	82,473	75,630	(6,843)
	British Pound	Buy	9/20/17	3,623	3,620	3
	British Pound	Sell	9/20/17	3,623	3,612	(11)
	Canadian Dollar	Sell	10/18/17	85,888	84,581	(1,307)
	Euro	Sell	9/20/17	236,849	220,944	(15,905)
	Indonesian Rupiah	Sell	11/15/17	1,057	1,141	84
	Japanese Yen	Buy	11/15/17	304,771	303,813	958
	New Zealand Dollar	Sell	10/18/17	83,724	85,313	1,589
	Norwegian Krone	Buy	9/20/17	1,496	11,342	(9,846)
	South African Rand	Sell	10/18/17	84,596	84,148	(448)
	Swedish Krona	Sell	9/20/17	168,029	171,058	3,029
	Swiss Franc	Buy	9/20/17	84,655	84,140	515
	Swiss Franc	Sell	9/20/17	84,655	84,906	251
	Turkish Lira	Buy	9/20/17	170,133	165,229	4,904
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/17	85,889	85,384	505
	British Pound	Buy	9/20/17	170,388	169,914	474
	Canadian Dollar	Sell	10/18/17	1,442	2,235	793
	Euro	Buy	9/20/17	259,366	249,219	10,147
	Euro	Sell	9/20/17	259,366	252,488	(6,878)
	Japanese Yen	Sell	11/15/17	84,574	85,165	591
	Mexican Peso	Sell	10/18/17	82,619	82,281	(338)
	New Zealand Dollar	Buy	10/18/17	83,580	83,110	470
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/17	85,730	88,893	(3,163)
	British Pound	Sell	9/20/17	40,624	41,785	1,161
	Canadian Dollar	Buy	10/18/17	2,725	1,434	1,291
	Euro	Sell	9/20/17	55,876	49,255	(6,621)
	Indonesian Rupiah	Sell	11/15/17	1,057	1,263	206
	Japanese Yen	Sell	11/15/17	1,050,062	1,046,436	(3,626)
	New Zealand Dollar	Sell	10/18/17	162,354	164,429	2,075
	Norwegian Krone	Buy	9/20/17	91,292	90,065	1,227
	Norwegian Krone	Sell	9/20/17	91,292	83,058	(8,234)
	Singapore Dollar	Buy	11/15/17	110,774	110,697	77
	South African Rand	Buy	10/18/17	1,733	219	1,514
	Swedish Krona	Sell	9/20/17	47,775	43,212	(4,563)
	Swiss Franc	Buy	9/20/17	28,914	28,195	719
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/17	155,807	150,058	5,749
	Canadian Dollar	Buy	10/18/17	215,841	212,162	3,679
	Euro	Buy	9/20/17	66,361	60,092	6,269
	Japanese Yen	Sell	11/15/17	55,187	55,007	(180)
	New Zealand Dollar	Buy	10/18/17	80,854	81,357	(503)
	Norwegian Krone	Buy	9/20/17	175,377	171,194	4,183
	Norwegian Krone	Sell	9/20/17	175,377	160,814	(14,563)
	Swedish Krona	Buy	9/20/17	267,550	248,747	18,803
	Swedish Krona	Sell	9/20/17	267,550	260,801	(6,749)
	Turkish Lira	Buy	9/20/17	169,673	164,609	5,064
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	114,492	112,742	1,750
	British Pound	Buy	9/20/17	170,647	169,445	1,202
	British Pound	Sell	9/20/17	170,647	168,718	(1,929)
	Canadian Dollar	Buy	10/18/17	88,692	87,170	1,522
	Euro	Buy	9/20/17	41,937	44,541	(2,604)
	New Zealand Dollar	Buy	10/18/17	50,722	52,441	(1,719)
	Norwegian Krone	Buy	9/20/17	130,853	131,111	(258)
	Swedish Krona	Sell	9/20/17	80,639	91,971	11,332
UBS AG
	Australian Dollar	Buy	10/18/17	150,484	146,716	3,768
	British Pound	Buy	9/20/17	85,518	84,660	858
	British Pound	Sell	9/20/17	85,518	85,699	181
	Canadian Dollar	Buy	10/18/17	88,932	88,784	148
	Euro	Buy	9/20/17	289,032	281,245	7,787
	Euro	Sell	9/20/17	289,032	280,238	(8,794)
	Japanese Yen	Buy	11/15/17	133,486	132,986	500
	New Zealand Dollar	Sell	10/18/17	61,699	62,564	865
	Norwegian Krone	Buy	9/20/17	174,681	171,443	3,238
	Norwegian Krone	Sell	9/20/17	174,681	160,196	(14,485)
	Swedish Krona	Buy	9/20/17	267,789	250,493	17,296
	Swedish Krona	Sell	9/20/17	267,789	261,948	(5,841)
	Turkish Lira	Buy	9/20/17	547	549	(2)
	Turkish Lira	Sell	9/20/17	547	521	(26)
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	212,934	202,279	10,655
	Canadian Dollar	Buy	10/18/17	1,602	132	1,470
	Euro	Buy	9/20/17	7,625	6,212	1,413
	Japanese Yen	Buy	11/15/17	173,413	172,741	672
	New Zealand Dollar	Sell	10/18/17	78,199	79,876	1,677

Unrealized appreciation						243,355

Unrealized depreciation						(159,718)

Total						$83,637
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/17 (Unaudited)

	Number of	Notional		Expiration	Unrealized appreciation/
	contracts	amount	Value	date	(depreciation)

Russell 2000 Index Mini (Long)	79	$5,550,842	$5,547,380	Sep-17	$(13,313)
S&P 500 Index E-Mini (Long)	8	988,660	988,040	Sep-17	16,191
S&P 500 Index E-Mini (Short)	6	741,495	741,030	Sep-17	(12,160)
Tokyo Price Index (Long)	5	735,621	737,254	Sep-17	5,346

Unrealized appreciation					21,537
Unrealized depreciation					(25,473)

Total					$(3,936)

WRITTEN OPTIONS OUTSTANDING at 8/31/17 (premiums $17,437) (Unaudited)

	Expiration	Notional	Contract
Counterparty	date/strike price	Amount	amount	Value

Bank of America N.A.
USD/CNH (Put)	Oct-17/CNH 6.55	$845,600	$845,600	$1,959
USD/JPY (Put)	Nov-17/JPY 103.00	498,100	498,100	943
Citibank, N.A.
Alibaba Group Holding ADR (Call)	Nov-17/$185.00	58,220	339	1,736
Goldman Sachs International
USD/CNH (Put)	Oct-17/CNH 6.55	845,700	845,700	1,959
UBS AG
Alibaba Group Holding ADR (Call)	Nov-17/$170.00	58,220	339	3,824
IShares MSCI Emerging Market ETF (Put)	Nov-17/40.00	350,346	7,815	2,263
IShares MSCI Emerging Market ETF (Put)	Oct-17/39.00	350,302	7,814	899
Tencent Holdings, Ltd. (Call)	Nov-17/320.00	33,506	797	2,472

Total				$16,055

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $85,962,687.
(b)	The aggregate identified cost on a tax basis is $74,954,225, resulting in gross unrealized appreciation and depreciation of $12,950,757 and $2,288,986, respectively, or net unrealized appreciation of $10,661,771.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 5/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/2017

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,686,200	$2,687,655	$2,762,115	$3,532	$1,611,740
	Putnam Short Term Investment Fund**	7,647,192	2,617,513	2,461,082	20,995	7,803,623

	Total Short-term investments	$9,333,392	$5,305,168	$5,223,197	$24,527	$9,415,363
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,611,740, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,584,988.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $300,770.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $416,853 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.2%
	Japan	4.3
	United Kingdom	3.1
	France	2.2
	China	1.9
	Germany	1.9
	South Korea	1.3
	Switzerland	1.3
	Spain	1.0
	Australia	1.0
	Hong Kong	0.9
	Taiwan	0.7
	India	0.6
	Sweden	0.6
	Brazil	0.5
	Netherlands	0.5
	Italy	0.5
	Other	2.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to enhance the return on securities owned and to gain exposure to securities.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $34,698 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,922,571	$1,121,435	$—
Capital goods	4,213,201	348,329	—
Communication services	1,828,148	448,496	—
Conglomerates	400,473	163,655	—
Consumer cyclicals	9,431,743	905,862	—
Consumer staples	6,619,557	822,226	—
Energy	3,504,731	78,003	—
Financials	12,414,905	2,814,944	—
Health care	9,076,134	364,024	—
Technology	13,251,523	1,326,193	—
Transportation	1,783,951	404,574	—
Utilities and power	2,641,954	201,313	—
Total common stocks	67,088,891	8,999,054	—
Investment companies	1,196,318	—	—
Purchased options outstanding	—	25,440	—
Warrants	—	150,026	—
Short-term investments	7,803,623	1,912,573	—

Totals by level	$76,088,832	$11,087,093	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$83,637	$—
Futures contracts	(3,936)	—	—
Written options outstanding	—	(16,055)	—

Totals by level	$(3,936)	$67,582	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$263,232	$164,579
Equity contracts	177,126	36,667

Total	$440,358	$201,246

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$12,000
Purchased currency option contracts (contract amount)		$1,600,000
Written equity option contracts (contract amount)		$13,000
Written currency option contracts (contract amount)		$1,600,000
Futures contracts (number of contracts)		100
Forward currency contracts (contract amount)		$26,900,000
Warrants (number of warrants)		29,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017